Income Taxes (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 2,283,883	$ 1,984,853
Additions of valuation allowance	(84,209)	541,216
Foreign currency translation adjustments		(242,186)
Balance at the end of the year	$ 2,199,674	$ 2,283,883